SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
SEGMENT INFORMATION
Schedule of Company's revenue in geographic locations

	For the years ended December 31,
	2019	2018	2017
REVENUE
Europe	$1,863,032	$1,600,633	$466,471
Rest of the World	229,000	148,500	4,393,303
United States	—	—	529,240
	$2,092,032	$1,749,133	$5,389,014